UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Latin America Equity Fund
(formerly DWS Latin America Equity Fund)
	Shares	Value ($)
Equity Securities 98.7%
Argentina 5.2%
BBVA Banco Frances SA (ADR)	82,419	1,063,205
Globant SA*	45,455	514,551
Grupo Clarin SA "B", (GDR) (REG S)	450,000	4,027,500
Grupo Financiero Galicia SA (ADR)	681,693	10,988,891
YPF SA (ADR)	200,644	7,098,785

(Cost $15,919,300)		23,692,932
Belgium 1.0%
Anheuser-Busch InBev NV (ADR) (Cost $3,713,097)	42,300	4,567,554
Brazil 54.1%
Ambev SA	632,750	4,370,333
B2W Cia Digital*	348,923	5,136,762
B2W Cia Digital (Receipt)*	159,490	2,288,215
Banco Bradesco SA (ADR)	545	8,328
Banco Bradesco SA (Preferred)	732,300	11,171,307
Banco do Brasil SA	1,484,100	18,133,004
BB Seguridade Participacoes SA	346,810	5,059,795
BM&FBovespa SA	860,000	4,590,457
BR Malls Participacoes SA	530,000	4,578,733
Brasil Pharma SA*	2,397,541	3,772,659
Braskem SA "A" (Preferred)	52	322
BRF SA	1,022,000	25,000,992
Centrais Eletricas Brasileiras SA	1,055,900	2,908,815
Cielo SA	487,000	8,908,209
Companhia Brasileira de Distribuicao (Preferred)	508,984	24,565,839
Companhia Energetica de Minas Gerais (Preferred)	1,025,000	8,344,573
Companhia Energetica de Sao Paulo "B" (Preferred)	355,000	4,526,788
CPFL Energia SA	663,396	5,789,638
EDP - Energias do Brasil SA	1,430,000	6,681,212
Gafisa SA	1,599,978	2,327,241
Hypermarcas SA*	200,000	1,594,711
Itau Unibanco Holding SA (Preferred)	279,380	4,322,309
Itausa - Investimentos Itau SA (Preferred)	538,779	2,253,669
Lojas Americanas SA (Preferred)	3,752,008	23,897,087
Petroleo Brasileiro SA	1,668,304	13,228,777
Petroleo Brasileiro SA (ADR) (Preferred)	670,000	11,269,400
Petroleo Brasileiro SA (Preferred)	2,150,000	18,100,275
Raia Drogasil SA	885,059	7,400,361
Tim Participacoes SA	960,000	5,086,149
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)*	2,150,000	7,628,650
Vale SA (Preferred)	370,000	4,750,678

(Cost $221,760,614)		247,695,288
Chile 6.7%
Banco de Chile	20,272,475	2,520,105
Cencosud SA	1,100,000	3,422,898
CFR Pharmaceuticals SA	9,700,000	3,255,773
Corpbanca SA	475,597,745	5,617,080
Corpbanca SA (ADR)	125,120	2,219,629
Empresa Nacional de Electricidad SA (ADR)	153,000	6,803,910
Enersis SA (ADR)	410,000	6,912,600

(Cost $29,531,510)		30,751,995
Colombia 4.1%
Almacenes Exito SA	285,500	4,609,390
Bancolombia SA (ADR)	83,000	5,180,030
Grupo de Inversiones Suramericana SA	409,200	9,113,950

(Cost $16,548,225)		18,903,370
Mexico 15.2%
America Movil SAB de CV "L" (ADR)	795,000	18,738,150
Corporativo Fragua SAB de CV	276,000	5,219,365
Fomento Economico Mexicano SAB de CV (ADR)	185,900	17,454,151
Fomento Economico Mexicano SAB de CV (Units)	670,000	6,300,635
Grupo Herdez SAB de CV	1,459,090	4,107,967
Grupo Televisa SAB (ADR)	503,000	17,901,770

(Cost $67,846,220)		69,722,038
Peru 5.9%
Credicorp Ltd.	89,375	13,220,350
Grana y Montero SAA (ADR)	246,924	4,123,631
Inretail Peru Corp.*	575,500	9,524,525

(Cost $29,486,596)		26,868,506
Puerto Rico 2.0%
Popular, Inc.* (Cost $8,618,827)	287,500	9,171,250
Spain 3.5%
Banco Bilbao Vizcaya Argentaria SA	460,000	5,660,500
Mapfre SA	1,430,000	5,486,228
Prosegur Cia de Seguridad SA	729,468	4,932,071

(Cost $16,304,032)		16,078,799
United States 1.0%
First Cash Financial Services, Inc.* (a) (Cost $4,389,595)	82,985	4,681,184

Total Equity Securities (Cost $414,118,016)		452,132,916

	Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (b) (Cost $478,354)	43,800	145,349

	Shares	Value ($)
Cash Equivalents 0.5%
Central Cash Management Fund, 0.06% (c) (Cost $2,214,414)	2,214,414	2,214,414

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $416,810,784) †	99.2	454,492,679
Other Assets and Liabilities, Net	0.8	3,659,585

Net Assets	100.0	458,152,264

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $419,781,411.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $34,711,268.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $51,581,971 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,870,703.

(a)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	478,354	145,349	0.03

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$23,692,932	$—	$—	$23,692,932
Belgium	4,567,554	—	—	4,567,554
Brazil	247,695,288	—	—	247,695,288
Chile	30,751,995	—	—	30,751,995
Colombia	18,903,370	—	—	18,903,370
Mexico	69,722,038	—	—	69,722,038
Peru	26,868,506	—	—	26,868,506
Puerto Rico	9,171,250	—	—	9,171,250
Spain	—	16,078,799	—	16,078,799
United States	4,681,184	—	—	4,681,184
Other Investments	—	—	145,349	145,349
Short-Term Investments(d)	2,214,414	—	—	2,214,414
Total	$438,268,531	$16,078,799	$145,349	$454,492,679

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Latin America Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014